Investment Strategy - YieldMax® Memory and Storage Portfolio Option Income ETF	Aug. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income and capital appreciation. The Fund’s strategy involves: (1) constructing a portfolio primarily of U.S.-listed or international equity securities of Memory and Storage Device Companies (each, an “Underlying Security”) (the “Equity Strategy”); and (2) generating income through an options portfolio (the “Options Strategies”), which involve using options contracts on some or all Underlying Securities and/or Memory and Storage Device ETFs (described below).

Equity Strategy

Tidal Investments LLC (the “Adviser”) selects Memory and Storage Device Companies in which the Fund will invest. Memory and Storage Device Companies are companies engaged in the following Memory and Storage Device sectors:

●	Memory Semiconductor Manufacturing: Companies that manufacture primary memory semiconductors, such as dynamic random access memory (DRAM) and Not And (NAND) flash, serving as the foundational hardware for data storage and processing.

●	Memory-Focused Integrated Device Manufacturers (IDMs): Vertically integrated semiconductor companies that design, manufacture, and sell memory products, with focus on memory technologies and not diversified semiconductor offerings.

●	Specialized Memory Designers: Fabless or IP-focused companies that design memory architectures, interface technologies, or emerging memory solutions.

●	Memory Controllers and Interface Semiconductor Manufacturers: Companies that develop semiconductors enabling the operation, management, and optimization of memory devices, including solid-state drive (SSD) controllers and memory interface solutions critical to system performance.

●	Storage Device Manufacturers: Companies that produce physical data storage hardware, such as SSDs and hard disk drives (HDDs).

In its construction of the Fund’s investment portfolio, the Adviser seeks to identify and invest in, or seek exposure to, Memory and Storage Device Companies that the Adviser believes are leaders in semiconductor memory products and related technologies, based on factors such as market share and the proportion of revenue derived from such products.

To enable the Fund to effectively implement its Options Strategies, the Adviser evaluates the liquidity of a potential company’s common stock and the liquidity of its options contracts. The Fund is generally unconstrained, meaning it may invest in companies of any market capitalization size. The Adviser will also evaluate price level and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future) when selecting companies for investment and will monitor for these factors when determining whether to select new companies or remove existing companies from the portfolio.

Memory and Storage Device Companies may include companies from foreign countries, including emerging markets. The Underlying Securities may include such companies’ U.S.-listed depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will be concentrated in the same industry or industries as those of the Memory and Storage Device Companies, which subjects the Fund to specific industry-related risks.

Dividends, if any, paid by the Fund’s portfolio holdings will contribute to the Fund’s income generation.

The Fund will invest in Underlying Securities directly or indirectly. The Fund may invest in Underlying Securities “synthetically,” or via swaps, for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities. When seeking synthetic long exposure to an Underlying Security through options contracts, the Fund is expected to experience losses when the Underlying Security declines in value. The Fund may also invest directly or indirectly (i.e., synthetically or via swaps as described above) in Memory and Storage Device ETFs (described below), including the Roundhill Memory ETF (Cboe BZX: DRAM).

Options Strategies – Seeking Premiums

Separately, the Fund employs various options strategies on some or all of the Underlying Securities focused on generating premiums. Also, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ options strategies using options on a “Memory and Storage Device ETF” (i.e., a U.S.-listed ETF that seeks to track the performance of a Memory and Storage Device Strategy or Index (as described below)). Generally speaking, the Fund sells (writes) options on some or all of the Underlying Securities or on one or more Memory and Storage Device ETFs, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. On a periodic basis, generally weekly to monthly (but subject to market conditions), the Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid). Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk. In other words, selling options may generate immediate cash proceeds for the Fund, but the position can also limit the Fund’s profit potential or expose it to losses if market conditions move against the Fund’s positions.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. Covered call spreads, however, have lower net premiums as the Fund must use a portion of income from selling the initial call to buy the second higher-strike call. See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy. The Fund’s intends that the options strategies it pursues will be “covered” in a manner that limits potential losses and manages downside risks.

Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: (i) providing collateral for indirect, synthetic exposures and the Options Strategies and (ii) contributing to the Fund’s income generation.

Additional Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Memory and Storage Device Companies, in Memory and Storage Device ETFs, and in options contracts on Memory and Storage Device Companies and on Memory and Storage Device ETFs. For purposes of the foregoing, the Fund defines a “Memory and Storage Device Company” as a company that derives 50% or more of its revenue in one or more of the following themes: Memory Semiconductor Manufacturing – primary memory semiconductors, such as dynamic random access memory (DRAM) and Not And (NAND) flash, serving as the foundational hardware for data storage and processing; (ii) Memory-Focused Integrated Device Manufacturing – vertically integrated design, manufacturing, and sale of memory products; (iii) Specialized Memory Designers – fabless or IP-focused design of memory architectures, interface technologies, or emerging memory solutions; (iv) Memory Controllers and Interface Semiconductor Manufacturers – semiconductors enabling the operation, management, and optimizations of memory devices, including solid-state drive (SSD) controllers and memory interface solutions critical to system performance; (v) Storage Device Manufacturers – physical data storage hardware, such as SSDs and hard disk drives (HDDs). The Fund defines a “Memory and Storage Device ETF” as a U.S.-listed ETF that seeks to track the performance of a Memory and Storage Device Strategy or Index. Lastly, the Fund defines a “Memory and Storage Device Strategy or Index” as a strategy or benchmark that invests in a selection of stocks from companies operating in the Memory and Storage Device sectors described in the “Equity Strategy” section above.

The Fund will seek to provide weekly cash distributions. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in the equity securities of Memory and Storage Device Companies, in Memory and Storage Device ETFs, and in options contracts on Memory and Storage Device Companies and on Memory and Storage Device ETFs.